Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range		10.00%
Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 333	$ 3,435
Valuation Technique		Market comparable properties	Market comparable properties
Unobservable Inputs		Comparability adjustments	Comparability adjustments
Collateral-dependent impaired loans | Market comparable properties [Member] | Marketability discount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 334	$ 336
Collateral-dependent impaired loans | Maximum | Market comparable properties [Member] | Marketability discount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	25.00%	25.00%
Collateral-dependent impaired loans | Minimum | Market comparable properties [Member] | Marketability discount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%
Foreclosed assets held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 34	$ 249
Valuation Technique		Market comparable properties	Market comparable properties
Unobservable Inputs		Marketability discount	Marketability discount
Foreclosed assets held for sale | Market comparable properties [Member] | Selling costs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 250	$ 34
Foreclosed assets held for sale | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range		35.00%	35.00%
Foreclosed assets held for sale | Maximum | Market comparable properties [Member] | Selling costs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	35.00%	35.00%
Foreclosed assets held for sale | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range			10.00%
Foreclosed assets held for sale | Minimum | Market comparable properties [Member] | Selling costs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%